Organization and Principal Activities (Details) - Schedule of revenue net income and cash flows of VIE and subsidiaries - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Revenue Net Income and Cash Flows of Vie and Subsidiaries [Abstract]
Revenue	¥ 200,450	¥ 273,979	¥ 240,742
Net loss	(19,221)	(29,643)	(10,722)
Net cash used in operating activities	(15,269)	(19,806)	(3,020)
Net cash used in investing activities	(2,900)	(5,830)	(2,201)
Net cash provided by financing activities	¥ 18,295	¥ 17,629	¥ 14,000